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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP One Post Office Square Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Consumer Discretionary - 16.3%
Amazon.com, Inc. (a)	7,866	$5,629,067
CarMax, Inc. (a)	175,597	8,609,521
Discovery Communications, Inc. - Series C (a)	269,609	6,430,175
Liberty Broadband Corporation - Series A (a)	12,624	749,866
Liberty Broadband Corporation - Series C (a)	51,714	3,102,840
Liberty SiriusXM Group - Series A (a)	45,012	1,411,576
Liberty SiriusXM Group - Series C (a)	137,789	4,253,546
Priceline Group, Inc. (The) (a)	6,057	7,561,619
PVH Corporation	90,641	8,541,101
Starbucks Corporation	79,107	4,518,592
Walt Disney Company (The)	53,891	5,271,618
		56,079,521
Consumer Staples - 10.4%
Anheuser-Busch InBev SA/NV - ADR	41,710	5,492,373
J.M. Smucker Company (The)	59,592	9,082,417
Mondelēz International, Inc. - Class A	142,655	6,492,229
Nestlé SA - ADR	114,307	8,837,074
PepsiCo, Inc.	57,286	6,068,879
		35,972,972
Energy - 6.9%
Chevron Corporation	44,097	4,622,688
Exxon Mobil Corporation	73,443	6,884,547
Marathon Petroleum Corporation	136,808	5,193,232
Schlumberger Ltd.	87,670	6,932,944
		23,633,411
Financials - 26.6%
American Tower Corporation	98,097	11,144,800
Berkshire Hathaway, Inc. - Class B (a)	63,556	9,202,273
Brookfield Asset Management, Inc. - Class A	344,934	11,406,967
Brookfield Business Partners, L.P. (a)	1	13
Capital One Financial Corporation	160,119	10,169,158
Citigroup, Inc.	177,347	7,517,739
CME Group, Inc.	84,701	8,249,878
JPMorgan Chase & Company	119,808	7,444,869
Markel Corporation (a)	14,253	13,579,973
Wells Fargo & Company	156,604	7,412,067
Weyerhaeuser Company	182,880	5,444,338
		91,572,075
Health Care - 10.3%
AmerisourceBergen Corporation	69,705	5,529,001

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Health Care - 10.3% (Continued)
Amgen, Inc.	30,831	$4,690,937
Celgene Corporation (a)	71,658	7,067,628
Johnson & Johnson	92,462	11,215,641
Merck & Company, Inc.	120,245	6,927,314
		35,430,521
Industrials - 11.4%
Danaher Corporation	125,197	12,644,897
FedEx Corporation	32,079	4,868,951
General Dynamics Corporation	38,019	5,293,766
General Electric Company	163,340	5,141,943
Southwest Airlines Company	113,020	4,431,514
Union Pacific Corporation	76,914	6,710,746
		39,091,817
Information Technology - 12.2%
Accenture plc - Class A	86,071	9,750,984
Adobe Systems, Inc. (a)	55,043	5,272,569
Alphabet, Inc. - Class A (a)	7,325	5,153,357
Alphabet, Inc. - Class C (a)	6,677	4,621,152
Apple, Inc.	40,822	3,902,583
Oracle Corporation	122,357	5,008,072
Visa, Inc. - Class A	109,831	8,146,165
		41,854,882
Materials - 3.4%
Monsanto Company	50,036	5,174,223
Praxair, Inc.	57,852	6,501,986
		11,676,209

Total Common Stocks (Cost $252,409,932)		$335,311,408

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Value
iShares U.S. Home Construction ETF (Cost $5,372,108)	190,184	$5,258,587

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.22% (b) (Cost $3,637,434)	3,637,434	$3,637,434

Total Investments at Value - 100.1% (Cost $261,419,474)		$344,207,429

Liabilities in Excess of Other Assets - (0.1%)		(362,901)

Net Assets - 100.0%		$343,844,528

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Consumer Discretionary - 9.9%
Carnival Corporation	137,860	$6,093,412
Las Vegas Sands Corporation	167,685	7,292,621
McDonald's Corporation	53,845	6,479,707
Ralph Lauren Corporation	70,289	6,299,300
Six Flags Entertainment Corporation	105,940	6,139,223
Time Warner, Inc.	121,220	8,914,519
Williams-Sonoma, Inc.	133,355	6,951,796
		48,170,578
Consumer Staples - 15.9%
Altria Group, Inc.	138,991	9,584,819
Anheuser-Busch InBev SA/NV - ADR	64,535	8,497,969
Archer-Daniels-Midland Company	163,120	6,996,217
Coca-Cola Company (The)	228,150	10,342,040
Diageo plc - ADR	106,205	11,988,420
PepsiCo, Inc.	87,865	9,308,418
Philip Morris International, Inc.	104,145	10,593,629
Procter & Gamble Company (The)	115,065	9,742,554
		77,054,066
Energy - 7.0%
Chevron Corporation	62,251	6,525,772
Exxon Mobil Corporation	78,265	7,336,561
Occidental Petroleum Corporation	132,840	10,037,391
Spectra Energy Corporation	280,070	10,258,964
		34,158,688
Financials - 27.5%
Capital One Financial Corporation	196,875	12,503,531
Citigroup, Inc.	229,340	9,721,723
Equity LifeStyle Properties, Inc.	92,215	7,381,811
FNF Group	395,930	14,847,375
Gaming and Leisure Properties, Inc.	322,744	11,128,213
JPMorgan Chase & Company	199,060	12,369,588
Lamar Advertising Company - Class A	165,800	10,992,540
Markel Corporation (a)	15,125	14,410,798
Regions Financial Corporation	871,335	7,415,061
Sun Communities, Inc.	99,755	7,645,223
W.P. Carey, Inc.	202,534	14,059,910
Wells Fargo & Company	228,645	10,821,768
		133,297,541
Health Care - 6.8%
Johnson & Johnson	137,305	16,655,096

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Health Care - 6.8% (Continued)
Merck & Company, Inc.	154,780	$8,916,876
Sanofi - ADR	180,690	7,561,877
		33,133,849
Industrials - 13.6%
3M Company	55,200	9,666,624
Boeing Company (The)	54,205	7,039,603
Eaton Corporation plc	114,372	6,831,440
General Electric Company	391,565	12,326,466
Illinois Tool Works, Inc.	73,765	7,683,363
Raytheon Company	64,036	8,705,694
Watsco, Inc.	95,510	13,437,302
		65,690,492
Information Technology - 3.2%
Cisco Systems, Inc.	253,365	7,269,042
Microsoft Corporation	156,568	8,011,584
		15,280,626
Materials - 6.3%
Eastman Chemical Company	132,740	9,013,046
International Paper Company	180,790	7,661,880
Nucor Corporation	121,820	6,019,126
Potash Corporation of Saskatchewan, Inc.	469,110	7,618,347
		30,312,399
Telecommunication Services - 3.5%
AT&T, Inc.	176,325	7,619,003
Verizon Communications, Inc.	166,295	9,285,913
		16,904,916
Utilities - 1.9%
Dominion Resources, Inc.	117,450	9,152,878

Total Common Stocks (Cost $397,580,862)		$463,156,033

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.0%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.22% (b) (Cost $19,280,505)	19,280,505	$19,280,505

Total Investments at Value - 99.6% (Cost $416,861,367)		$482,436,538

Other Assets in Excess of Liabilities - 0.4%		1,858,900

Net Assets - 100.0%		$484,295,438

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Consumer Discretionary - 37.8%
CarMax, Inc. (a)	310,535	$15,225,531
Discovery Communications, Inc. - Series A (a)	116,935	2,950,270
Discovery Communications, Inc. - Series C (a)	677,491	16,158,160
Dish Network Corporation - Class A (a)	125,695	6,586,418
Dollar Tree, Inc. (a)	190,991	17,998,992
Hanesbrands, Inc.	455,630	11,449,982
Liberty Broadband Corporation - Series C (a)	199,235	11,954,100
Live Nation Entertainment, Inc. (a)	617,514	14,511,579
LKQ Corporation (a)	333,316	10,566,117
Penn National Gaming, Inc. (a)	252,337	3,520,101
TripAdvisor, Inc. (a)	145,260	9,340,218
		120,261,468
Consumer Staples - 4.1%
Church & Dwight Company, Inc.	127,540	13,122,591

Financials - 33.1%
American Tower Corporation	158,970	18,060,582
Brookfield Asset Management, Inc. - Class A	496,297	16,412,542
Brookfield Business Partners, L.P. (a)	1	18
Capital One Financial Corporation	220,579	14,008,972
Fairfax Financial Holdings Ltd.	19,718	10,628,396
FNF Group	215,950	8,098,125
Gaming and Leisure Properties, Inc.	521,394	17,977,665
Markel Corporation (a)	15,695	14,953,882
PRA Group, Inc. (a)	212,308	5,125,115
		105,265,297
Health Care - 2.8%
Henry Schein, Inc. (a)	50,685	8,961,108

Industrials - 13.3%
Colfax Corporation (a)	549,221	14,532,388
Genesee & Wyoming, Inc. - Class A (a)	139,035	8,196,113
WABCO Holdings, Inc. (a)	137,555	12,595,911
Watsco, Inc.	50,820	7,149,866
		42,474,278

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Information Technology - 3.7%
Intuit, Inc.	105,665	$11,793,271

Total Common Stocks (Cost $289,484,320)		$301,878,013

MONEY MARKET FUNDS - 7.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.22% (b) (Cost $22,526,615)	22,526,615	$22,526,615

Total Investments at Value - 101.9% (Cost $312,010,935)		$324,404,628

Liabilities in Excess of Other Assets - (1.9%)		(5,927,016)

Net Assets - 100.0%		$318,477,612

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Consumer Discretionary - 25.0%
Cable One, Inc.	1,500	$767,115
Core-Mark Holding Company, Inc.	23,142	1,084,434
Eldorado Resorts, Inc. (a)	70,310	1,068,360
Isle of Capri Casinos, Inc. (a)	47,000	861,040
Liberty Broadband Corporation - Series C (a)	21,918	1,315,080
Liberty TripAdvisor Holdings, Inc. - Series A (a)	43,000	940,840
Live Nation Entertainment, Inc. (a)	62,179	1,461,207
Monarch Casino & Resort, Inc. (a)	100,425	2,206,337
Pool Corporation	11,457	1,077,302
Unifi, Inc. (a)	20,107	547,514
		11,329,229
Consumer Staples - 8.1%
Boston Beer Company, Inc. (The) - Class A (a)	10,500	1,795,815
Seaboard Corporation (a)	378	1,085,102
Snyder's-Lance, Inc.	23,617	800,380
		3,681,297
Energy - 1.0%
CNX Coal Resources LP	51,400	475,964

Financials - 24.8%
Cohen & Steers, Inc.	17,500	707,700
Diamond Hill Investment Group, Inc.	5,044	950,391
Encore Capital Group, Inc. (a)	37,579	884,234
FRP Holdings, Inc. (a)	21,893	755,309
Gaming and Leisure Properties, Inc.	33,198	1,144,667
Lamar Advertising Company - Class A	16,500	1,093,950
Outfront Media, Inc.	54,289	1,312,165
PRA Group, Inc. (a)	24,302	586,650
Raymond James Financial, Inc.	18,000	887,400
Stewart Information Services Corporation	36,529	1,512,666
TowneBank	65,359	1,415,022
		11,250,154
Health Care - 6.7%
VCA, Inc. (a)	25,155	1,700,729
VWR Corporation (a)	46,361	1,339,833
		3,040,562
Industrials - 16.6%
AMERCO	2,000	749,100
Colfax Corporation (a)	57,514	1,521,820
Covenant Transportation Group, Inc. - Class A (a)	39,057	705,760

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Industrials - 16.6% (Continued)
Genesee & Wyoming, Inc. - Class A (a)	21,870	$1,289,237
Marten Transport Ltd.	50,178	993,524
Mistras Group, Inc. (a)	40,033	955,588
Watsco, Inc.	9,558	1,344,715
		7,559,744
Information Technology - 2.6%
Black Knight Financial Services, Inc. - Class A (a)	31,000	1,165,600

Materials - 6.7%
FMC Corporation	25,000	1,157,750
Fortuna Silver Mines, Inc. (a)	175,580	1,225,548
NewMarket Corporation	1,636	677,926
		3,061,224

Total Common Stocks (Cost $39,374,311)		$41,563,774

MONEY MARKET FUNDS - 5.6%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.22% (b) (Cost $2,543,541)	2,543,541	$2,543,541

Total Investments at Value - 97.1% (Cost $41,917,852)		$44,107,315

Other Assets in Excess of Liabilities - 2.9%		1,301,754

Net Assets - 100.0%		$45,409,069

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 59.2%	Shares	Value
Consumer Discretionary - 6.2%
Carnival Corporation	6,300	$278,460
Las Vegas Sands Corporation	7,555	328,567
McDonald's Corporation	2,335	280,994
Ralph Lauren Corporation	3,175	284,543
Six Flags Entertainment Corporation	5,485	317,856
Time Warner, Inc.	5,385	396,013
Williams-Sonoma, Inc.	5,725	298,444
		2,184,877
Consumer Staples - 9.5%
Altria Group, Inc.	5,850	403,416
Anheuser-Busch InBev SA/NV - ADR	2,905	382,530
Archer-Daniels-Midland Company	7,285	312,454
Coca-Cola Company (The)	9,945	450,807
Diageo plc - ADR	4,790	540,695
PepsiCo, Inc.	3,825	405,221
Philip Morris International, Inc.	4,605	468,421
Procter & Gamble Company (The)	4,990	422,503
		3,386,047
Energy - 4.2%
Chevron Corporation	2,725	285,662
Exxon Mobil Corporation	3,465	324,809
Occidental Petroleum Corporation	5,885	444,671
Spectra Energy Corporation	12,135	444,505
		1,499,647
Financials - 17.2%
Capital One Financial Corporation	8,840	561,428
Citigroup, Inc.	10,695	453,361
Equity LifeStyle Properties, Inc.	3,935	314,997
FNF Group	17,260	647,250
Gaming and Leisure Properties, Inc.	13,875	478,410
JPMorgan Chase & Company	9,000	559,260
Lamar Advertising Company - Class A	7,195	477,029
Markel Corporation (a)	572	544,990
Outfront Media, Inc.	13,025	314,814
Regions Financial Corporation	42,395	360,782
Sun Communities, Inc.	4,255	326,103
W.P. Carey, Inc.	8,685	602,913
Wells Fargo & Company	10,210	483,239
		6,124,576

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.2% (Continued)	Shares	Value
Health Care - 4.1%
Johnson & Johnson	5,960	$722,948
Merck & Company, Inc.	6,815	392,612
Sanofi - ADR	8,260	345,681
		1,461,241
Industrials - 8.2%
3M Company	2,425	424,666
Boeing Company (The)	2,440	316,883
Eaton Corporation plc	5,230	312,388
General Electric Company	17,310	544,919
Illinois Tool Works, Inc.	3,300	343,728
Raytheon Company	2,750	373,862
Watsco, Inc.	4,175	587,381
		2,903,827
Information Technology - 1.9%
Cisco Systems, Inc.	11,295	324,054
Microsoft Corporation	6,985	357,422
		681,476
Materials - 3.8%
Eastman Chemical Company	5,960	404,684
International Paper Company	8,065	341,795
Nucor Corporation	5,460	269,778
Potash Corporation of Saskatchewan, Inc.	20,845	338,523
		1,354,780
Telecommunication Services - 2.1%
AT&T, Inc.	7,600	328,396
Verizon Communications, Inc.	7,155	399,535
		727,931
Utilities - 2.0%
Brookfield Renewable Partners, L.P.	10,490	312,497
Dominion Resources, Inc.	5,010	390,429
		702,926

Total Common Stocks (Cost $19,831,806)		$21,027,328

FIXED RATE CORPORATE BONDS - 28.2%	Par Value	Value
Consumer Discretionary - 3.1%
Amazon.com, Inc., 3.30%, due 12/05/2021	$500,000	$539,479
Home Depot, Inc. (The), 4.40%, due 04/01/2046	500,000	563,730
		1,103,209

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 28.2% (Continued)	Par Value	Value
Consumer Staples - 6.8%
Altria Group, Inc., 4.75%, due 05/05/2021	$350,000	$399,220
CVS Health Corporation, 3.875%, due 07/20/2025	500,000	549,989
J.M. Smucker Company (The), 3.50%, due 10/15/2021	400,000	430,127
PepsiCo, Inc., 2.75%, due 03/05/2022	500,000	523,829
Sysco Corporation, 2.60%, due 10/01/2020	500,000	516,280
		2,419,445
Financials - 7.0%
Bank of America Corporation, 2.65%, due 04/01/2019	50,000	51,224
BlackRock, Inc., 3.50%, due 03/18/2024	500,000	542,427
Citigroup, Inc., 1.35%, due 03/10/2017	200,000	200,215
General Electric Capital Corporation, 4.65%, due 10/17/2021	500,000	572,587
Goldman Sachs Group, Inc., 2.90%, due 07/19/2018	500,000	513,085
Morgan Stanley, 2.125%, due 04/25/2018	500,000	505,233
SunTrust Banks, Inc., 3.50%, due 01/20/2017	100,000	101,114
		2,485,885
Health Care - 1.5%
Becton Dickinson & Company, 3.25%, due 11/12/2020	500,000	525,565

Industrials - 4.2%
Burlington Northern Santa Fe, LLC, 4.70%, due 10/01/2019	350,000	387,005
Deere & Company, 4.375%, due 10/16/2019	500,000	552,613
United Technologies Corporation, 4.50%, due 04/15/2020	500,000	557,198
		1,496,816
Information Technology - 3.0%
Apple, Inc., 3.20%, due 05/13/2025	500,000	530,111
Oracle Corporation, 3.625%, due 07/15/2023	500,000	547,730
		1,077,841
Telecommunication Services - 2.6%
AT&T, Inc., 2.30%, due 03/11/2019	400,000	408,513
Verizon Communications, Inc., 3.00%, due 11/01/2021	500,000	525,188
		933,701

Total Fixed Rate Corporate Bonds (Cost $9,903,049)		$10,042,462

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

VARIABLE RATE CORPORATE BONDS (b) - 6.2%	Par Value	Value
Financials - 4.8%
American Express Credit Corporation, 1.413%, due 11/05/2018	$250,000	$250,292
Bank of America Corporation, 1.272%, due 08/25/2017	189,000	189,202
Bank of New York Mellon Corporation (The), 1.197%, due 08/01/2018	400,000	401,522
Citigroup, Inc., 1.198%, due 03/10/2017	200,000	200,121
JPMorgan Chase & Company, 1.538%, due 01/25/2018	325,000	326,579
Wells Fargo & Company, 1.692%, due 12/07/2020	325,000	325,637
		1,693,353
Health Care - 0.8%
Amgen, Inc., 1.254%, due 05/22/2019	300,000	300,088

Telecommunication Services - 0.6%
Verizon Communications, Inc., 2.406%, due 09/14/2018	200,000	204,990

Total Variable Rate Corporate Bonds (Cost $2,192,324)		$2,198,431

MONEY MARKET FUNDS - 4.0%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.22% (c) (Cost $1,403,931)	1,403,931	$1,403,931

Total Investments at Value - 97.6% (Cost $33,331,110)		$34,672,152

Other Assets in Excess of Liabilities - 2.4%		867,383

Net Assets - 100.0%		$35,539,535

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rates shown are the effective interest rates as of June 30, 2016.
(c)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2016 (Unaudited)

1.    Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange, including common stocks, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies.

Fixed income securities, including corporate bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds, held by Davenport Balanced Income Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$335,311,408	$-	$-	$335,311,408
Exchange-Traded Funds	5,258,587	-	-	5,258,587
Money Market Funds	3,637,434	-	-	3,637,434
Total	$344,207,429	$-	$-	$344,207,429

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$463,156,033	$-	$-	$463,156,033
Money Market Funds	19,280,505	-	-	19,280,505
Total	$482,436,538	$-	$-	$482,436,538

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$301,878,013	$-	$-	$301,878,013
Money Market Funds	22,526,615	-	-	22,526,615
Total	$324,404,628	$-	$-	$324,404,628

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$41,563,774	$-	$-	$41,563,774
Money Market Funds	2,543,541	-	-	2,543,541
Total	$44,107,315	$-	$-	$44,107,315

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$21,027,328	$-	$-	$21,027,328
Fixed Rate Corporate Bonds	-	10,042,462	-	10,042,462
Variable Rate Corporate Bonds	-	2,198,431	-	2,198,431
Money Market Funds	1,403,931	-	-	1,403,931
Total	$22,431,259	$12,240,893	$-	$34,672,152

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of June 30, 2016, the Funds did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Funds as of June 30, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.    Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2016:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund

Cost of portfolio investments	$261,433,688	$416,884,382	$312,011,610	$42,006,152	$33,331,110

Gross unrealized appreciation	$92,448,161	$84,569,109	$46,501,332	$6,190,734	$1,611,951
Gross unrealized depreciation	(9,674,420)	(19,016,953)	(34,108,314)	(4,089,571)	(270,909)

Net unrealized appreciation	$82,773,741	$65,552,156	$12,393,018	$2,101,163	$1,341,042

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund, except Davenport Balanced Income Fund, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships.

4.    Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of June 30, 2016, Davenport Core Fund had 26.6% of the value of its net assets invested in stocks within the Financials sector; Davenport Value & Income Fund had 27.5% of the value of its net assets invested in stocks within the Financials sector; Davenport Equity Opportunities Fund had 37.8% and 33.1% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Financials sector, respectively; Davenport Small Cap Focus Fund had 25.0% of the value of its net assets invested in stocks within the Consumer Discretionary sector; and Davenport Balanced Income Fund had 29.0% of the value of its net assets invested in stocks and bonds within the Financials sector.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Consumer Discretionary - 8.9%
Best Buy Company, Inc. (a)	10,000	$306,000
Coach, Inc. (a)	11,000	448,140
Ford Motor Company	34,400	432,408
Kohl's Corporation	8,000	303,360
Staples, Inc.	41,500	357,730
Target Corporation	5,000	349,100
		2,196,738
Consumer Staples - 7.3%
Coca-Cola Company (The) (a)	6,000	271,980
PepsiCo, Inc. (a)	4,000	423,760
Procter & Gamble Company (The) (a)	10,000	846,700
Wal-Mart Stores, Inc. (a)	3,700	270,174
		1,812,614
Energy - 10.0%
Chevron Corporation	6,000	628,980
ConocoPhillips (a)	12,200	531,920
Exxon Mobil Corporation	3,500	328,090
Occidental Petroleum Corporation (a)	5,900	445,804
Royal Dutch Shell plc - Class B - ADR	9,500	532,000
		2,466,794
Financials - 19.9%
BB&T Corporation	15,500	551,955
First Niagara Financial Group, Inc.	28,000	272,720
JPMorgan Chase & Company (a)	15,358	954,346
KeyCorp	20,900	230,945
Manulife Financial Corporation	20,000	273,400
MetLife, Inc.	11,200	446,096
People's United Financial, Inc.	25,000	366,500
Prudential Financial, Inc.	6,900	492,246
U.S. Bancorp	14,200	572,686
Ventas, Inc. (a)	4,000	291,280
Wells Fargo & Company	10,000	473,300
		4,925,474
Health Care - 7.1%
Johnson & Johnson	2,600	315,380
Merck & Co., Inc. (a)	12,800	737,408
Pfizer, Inc. (a)	20,000	704,200
		1,756,988
Industrials - 11.5%
Eaton Corporation plc	8,000	477,840

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Industrials - 11.5% (Continued)
Emerson Electric Company	10,000	$521,600
General Electric Company (a)	20,800	654,784
Koninklijke Philips N.V.	11,380	283,811
R.R. Donnelley & Sons Company	21,000	355,320
United Parcel Service, Inc. - Class B	2,600	280,072
United Technologies Corporation	2,500	256,375
		2,829,802
Information Technology - 19.0%
Apple, Inc.	7,700	736,120
Applied Materials, Inc. (a)	15,000	359,550
Cisco Systems, Inc. (a)	27,000	774,630
Hewlett Packard Enterprise Company (a)	19,500	356,265
HP, Inc.	30,000	376,500
Intel Corporation	11,000	360,800
International Business Machines Corporation	3,700	561,586
Microsoft Corporation	11,000	562,870
Western Union Company (The) (a)	32,000	613,760
		4,702,081
Materials - 4.4%
Mosaic Company (The)	9,000	235,620
Nucor Corporation (a)	9,000	444,690
Rio Tinto plc - ADR (a)	12,600	394,380
		1,074,690
Telecommunication Services - 4.8%
AT&T, Inc. (a)	16,000	691,360
CenturyLink, Inc. (a)	17,000	493,170
		1,184,530
Utilities - 3.2%
FirstEnergy Corporation (a)	17,000	593,470
PPL Corporation (a)	5,000	188,750
		782,220

Total Common Stocks (Cost $19,647,862)		$23,731,931

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.26% (b) (Cost $1,248,753)	1,248,753	$1,248,753

Total Investments at Value - 101.2% (Cost $20,896,615)		$24,980,684

Liabilities in Excess of Other Assets - (1.2%)		(295,403)

Net Assets - 100.0%		$24,685,281

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2016 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Applied Materials, Inc.,
07/15/2016 at $20	150	$60,750	$11,843
AT&T, Inc.,
10/21/2016 at $39	75	33,150	7,647
Best Buy Company, Inc.,
09/16/2016 at $35.55	100	3,700	18,196
CenturyLink, Inc.,
10/21/2016 at $35	70	700	8,187
Cisco Systems, Inc.,
10/21/2016 at $28	80	11,840	9,502
Coach, Inc.,
11/18/2016 at $44	50	7,850	9,598
Coca-Cola Company (The),
11/18/2016 at $46	60	7,260	5,517
ConocoPhillips,
11/18/2016 at $50	60	7,020	11,217
FirstEnergy Corporation,
10/21/2016 at $38	100	4,000	11,696
General Electric Company,
09/16/2016 at $33	82	2,378	8,360
Hewlett Packard Enterprise Company,
11/18/2016 at $17	195	44,850	22,807
JPMorgan Chase & Company,
12/16/2016 at $67.5	35	4,130	6,368
Merck & Co., Inc.,
01/20/2017 at $60	66	10,758	12,999
Nucor Corporation,
10/21/2016 at $48	70	24,360	13,326
01/20/2017 at $55	20	2,940	3,139
Occidental Petroleum Corporation,
11/18/2016 at $82.5	30	3,780	6,059
PepsiCo, Inc.,
07/15/2016 at $105	40	7,800	8,678
Pfizer, Inc.,
01/20/2017 at $37	100	8,500	8,696
PPL Corporation,
01/20/2017 at $40	50	4,250	5,848
Procter & Gamble Company (The),
07/15/2016 at $85	50	2,750	11,148
Rio Tinto plc - ADR,
07/15/2016 at $30	70	10,850	10,987

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS (Continued)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Ventas, Inc.,
11/18/2016 at $70	40	$20,400	$6,478
Wal-Mart Stores, Inc.,
01/20/2017 at $75	37	8,991	6,251
Western Union Company (The),
01/20/2017 at $20	170	17,000	17,333
		$310,007	$241,880

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 75.4%	Shares	Value
Consumer Discretionary - 8.4%
Best Buy Company, Inc. (a)	10,000	$306,000
Bloomin' Brands, Inc.	22,000	393,140
Coach, Inc. (a)	12,000	488,880
Ford Motor Company	34,000	427,380
Kohl's Corporation	9,000	341,280
Staples, Inc.	35,000	301,700
Target Corporation	5,500	384,010
		2,642,390
Consumer Staples - 5.5%
CVS Health Corporation	3,800	363,812
PepsiCo, Inc.	3,200	339,008
Procter & Gamble Company (The) (a)	4,500	381,015
Wal-Mart Stores, Inc.	9,000	657,180
		1,741,015
Energy - 9.8%
Baker Hughes, Inc.	8,000	361,040
Chevron Corporation	5,000	524,150
ConocoPhillips (a)	12,500	545,000
Devon Energy Corporation	14,000	507,500
Noble Corporation plc	24,000	197,760
Occidental Petroleum Corporation	5,200	392,912
Royal Dutch Shell plc - Class B - ADR	10,000	560,000
		3,088,362
Financials - 15.5%
Bank of America Corporation	59,000	782,930
Bank of New York Mellon Corporation (The)	13,500	524,475
Capital One Financial Corporation	6,000	381,060
First Niagara Financial Group, Inc.	24,000	233,760
JPMorgan Chase & Company	12,000	745,680
Lincoln National Corporation	14,000	542,780
MetLife, Inc.	15,000	597,450
Travelers Companies, Inc. (The)	6,500	773,760
Ventas, Inc. (a)	4,500	327,690
		4,909,585
Health Care - 4.8%
Merck & Co., Inc. (a)	14,000	806,540
Pfizer, Inc.	20,000	704,200
		1,510,740
Industrials - 7.9%
Eaton Corporation plc	8,000	477,840

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.4% (Continued)	Shares	Value
Industrials - 7.9% (Continued)
FedEx Corporation	1,700	$258,026
General Electric Company	17,000	535,160
Ingersoll-Rand plc	4,700	299,296
Koninklijke Philips N.V.	16,578	413,460
Norfolk Southern Corporation	3,000	255,390
United Technologies Corporation	2,500	256,375
		2,495,547
Information Technology - 14.9%
Apple, Inc.	7,800	745,680
Cisco Systems, Inc. (a)	35,000	1,004,150
EMC Corporation	10,000	271,700
Hewlett Packard Enterprise Company	16,000	292,320
HP, Inc.	20,000	251,000
International Business Machines Corporation	4,000	607,120
Microsoft Corporation	17,000	869,890
Western Union Company (The)	34,000	652,120
		4,693,980
Materials - 4.2%
E.I. du Pont de Nemours and Company (a)	4,000	259,200
Freeport-McMoRan, Inc. (a)	25,000	278,500
Mosaic Company (The)	6,000	157,080
Nucor Corporation (a)	6,000	296,460
Rio Tinto plc - ADR (a)	11,000	344,300
		1,335,540
Telecommunication Services - 3.0%
AT&T, Inc. (a)	12,000	518,520
CenturyLink, Inc. (a)	15,000	435,150
		953,670
Utilities - 1.4%
FirstEnergy Corporation (a)	8,000	279,280
PPL Corporation	4,000	151,000
		430,280

Total Common Stocks (Cost $18,991,757)		$23,801,109

CORPORATE BONDS - 10.5%	Par Value	Value
Consumer Discretionary - 1.6%
Mattel, Inc., 2.35%, due 05/06/2019	$500,000	$507,899

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 10.5% (Continued)	Par Value	Value
Energy - 3.3%
Dominion Resources, Inc., 2.50%, due 12/01/2019	$500,000	$510,840
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	500,000	523,135
		1,033,975
Financials - 1.6%
Unum Group, 3.00%, due 05/15/2021	500,000	511,367

Industrials - 2.4%
Ryder System, Inc., 2.50%, due 05/11/2020	750,000	759,021

Utilities - 1.6%
PSEG Power LLC, 3.00%, due 06/15/2021	500,000	506,910

Total Corporate Bonds (Cost $3,247,340)		$3,319,172

CLOSED-END FUNDS - 1.0%	Shares	Value
Prudential Short Duration High Yield Fund, Inc.
(Cost $291,069)	20,000	$315,800

MONEY MARKET FUNDS - 13.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.26% (b)	2,985,192	$2,985,192
First American Government Obligations Fund - Class Z, 0.24% (b)	1,233,254	1,233,254
Total Money Market Funds (Cost $4,218,446)		$4,218,446

Total Investments at Value - 100.3% (Cost $26,748,612)		$31,654,527

Liabilities in Excess of Other Assets - (0.3%)		(106,067)

Net Assets - 100.0%		$31,548,460

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2016 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
AT&T, Inc.,
10/21/2016 at $39	60	$26,520	$6,298
Best Buy Company, Inc.,
09/16/2016 at $35.55	100	3,700	18,196
CenturyLink, Inc.,
10/21/2016 at $35	50	500	5,848
Cisco Systems, Inc.,
10/21/2016 at $28	100	14,800	15,196
Coach, Inc.,
11/18/2016 at $44	60	9,420	11,517
ConocoPhillips,
11/18/2016 at $50	60	7,020	11,217
E.I. du Pont de Nemours and Company,
07/15/2016 at $72.5	40	480	9,078
FirstEnergy Corporation,
10/21/2016 at $38	40	1,600	4,678
Freeport-McMoRan, Inc.,
08/19/2016 at $12	250	17,250	29,239
Merck & Co., Inc.,
01/20/2017 at $60	40	6,520	7,878
Nucor Corporation,
10/21/2016 at $48	50	17,400	9,519
Procter & Gamble Company (The),
07/15/2016 at $85	20	1,100	4,459
Rio Tinto plc - ADR,
07/15/2016 at $30	30	4,650	4,709
Ventas, Inc.,
11/18/2016 at $70	45	22,950	7,288
		$133,910	$145,120

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2016 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchange or board of trade on which they are traded. Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

Fixed income securities, including corporate bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2016 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$23,731,931	$-	$-	$23,731,931
Money Market Funds	1,248,753	-	-	1,248,753
Total	$24,980,684	$-	$-	$24,980,684

Other Financial Instruments:
Written Covered Call Options	$(310,007)	$-	$-	$(310,007)
Total	$(310,007)	$-	$-	$(310,007)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$23,801,109	$-	$-	$23,801,109
Corporate Bonds	-	3,319,172	-	3,319,172
Closed-End Funds	315,800	-	-	315,800
Money Market Funds	4,218,446	-	-	4,218,446
Total	$28,335,355	$3,319,172	$-	$31,654,527

Other Financial Instruments:
Written Covered Call Options	$(133,910)	$-	$-	$(133,910)
Total	$(133,910)	$-	$-	$(133,910)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of June 30, 2016, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities held in the Funds as of June 30, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2016:

	FBP Equity & Dividend Plus Fund	FBP Appreciation & Income Opportunities Fund

Tax cost of portfolio investments	$20,896,615	$26,748,612

Gross unrealized appreciation	$5,073,850	$6,408,954
Gross unrealized depreciation	(989,781)	(1,503,039)

Net unrealized appreciation on investements	$4,084,069	$4,905,915

Net unrealized appreciation (depreciation) on option contracts	$(68,127)	$11,210

As of June 30, 2016, the tax cost of written option contracts for FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund is $241,880 and $145,120, respectively.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Value
Consumer Discretionary - 11.4%
Comcast Corporation - Class A	20,000	$1,303,800
Dollar Tree, Inc. (a)	8,000	753,920
Home Depot, Inc. (The)	7,200	919,368
Lowe's Companies, Inc.	8,000	633,360
McDonald's Corporation	5,000	601,700
NIKE, Inc. - Class B	13,400	739,680
O'Reilly Automotive, Inc. (a)	1,400	379,540
Ross Stores, Inc.	7,000	396,830
Starbucks Corporation	8,000	456,960
Tractor Supply Company	9,000	820,620
Walt Disney Company (The)	11,925	1,166,504
		8,172,282
Consumer Staples - 7.9%
Anheuser-Busch InBev SA/NV - ADR	9,500	1,250,960
Coca-Cola Company (The)	12,000	543,960
CVS Health Corporation	12,000	1,148,880
Kraft Heinz Company (The)	5,378	475,846
McCormick & Company, Inc. - Non-Voting Shares	7,000	746,690
Mondelēz International, Inc. - Class A	22,836	1,039,266
Procter & Gamble Company (The)	6,000	508,020
		5,713,622
Energy - 5.8%
ConocoPhillips	15,500	675,800
Exxon Mobil Corporation	8,500	796,790
Phillips 66	11,300	896,542
Pioneer Natural Resources Company	7,500	1,134,075
Spectra Energy Corporation	19,000	695,970
		4,199,177
Financials - 12.9%
Aflac, Inc.	11,565	834,530
Brookfield Asset Management, Inc. - Class A	33,500	1,107,845
CME Group, Inc.	8,500	827,900
Intercontinental Exchange, Inc.	4,000	1,023,840
JPMorgan Chase & Company	29,000	1,802,060
Mid-America Apartment Communities, Inc.	11,394	1,212,322
Realty Income Corporation	4,500	312,120
T. Rowe Price Group, Inc.	11,000	802,670
Toronto-Dominion Bank (The)	5,000	214,650

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Financials - 12.9% (Continued)
Wells Fargo & Company	24,000	$1,135,920
		9,273,857
Health Care - 12.6%
Abbott Laboratories	14,000	550,340
AbbVie, Inc.	11,500	711,965
Amgen, Inc.	2,000	304,300
Becton, Dickinson and Company	621	105,315
Bio-Techne Corporation	9,000	1,014,930
Cardinal Health, Inc.	15,000	1,170,150
Cerner Corporation (a)	9,000	527,400
Gilead Sciences, Inc.	11,000	917,620
Henry Schein, Inc. (a)	4,500	795,600
Merck & Company, Inc.	14,000	806,540
Pfizer, Inc.	27,000	950,670
Regeneron Pharmaceuticals, Inc. (a)	2,000	698,460
Shire plc - ADR	3,000	552,240
		9,105,530
Industrials - 10.6%
Emerson Electric Company	13,000	678,080
General Dynamics Corporation	10,600	1,475,944
Honeywell International, Inc.	10,000	1,163,200
Lockheed Martin Corporation	7,000	1,737,190
Quanta Services, Inc. (a)	11,500	265,880
Stericycle, Inc. (a)	7,000	728,840
United Technologies Corporation	15,500	1,589,525
		7,638,659
Information Technology - 20.3%
Accenture plc - Class A	9,500	1,076,255
Alphabet, Inc. - Class A (a)	1,800	1,266,354
Alphabet, Inc. - Class C (a)	1,902	1,316,374
Apple, Inc.	25,045	2,394,302
Automatic Data Processing, Inc.	7,500	689,025
Facebook, Inc. - Class A (a)	3,000	342,840
Intel Corporation	12,000	393,600
MasterCard, Inc. - Class A	19,750	1,739,185
Microsoft Corporation	10,000	511,700
NVIDIA Corporation	12,500	587,625
TE Connectivity Ltd.	12,500	713,875
Texas Instruments, Inc.	12,000	751,800
Visa, Inc. - Class A	32,000	2,373,440
Western Digital Corporation	9,000	425,340
		14,581,715

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Materials - 3.6%
Dow Chemical Company (The)	11,000	$546,810
Ecolab, Inc.	6,000	711,600
Praxair, Inc.	5,000	561,950
Vulcan Materials Company	6,500	782,340
		2,602,700
Telecommunication Services - 0.7%
AT&T, Inc.	12,000	518,520

Utilities - 3.7%
AGL Resources, Inc.	6,000	395,820
Duke Energy Corporation	8,250	707,767
Southern Company (The)	12,000	643,560
WEC Energy Group, Inc.	14,000	914,200
		2,661,347

Total Common Stocks (Cost $39,549,784)		$64,467,409

EXCHANGE-TRADED FUNDS - 4.3%	Shares	Value
Vanguard Materials ETF	2,000	$204,860
Vanguard Mid-Cap ETF	23,600	2,917,668
Total Exchange-Traded Funds (Cost $1,506,929)		$3,122,528

EXCHANGE-TRADED NOTES - 0.2%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $121,237)	4,000	$127,320

MONEY MARKET FUNDS - 6.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.26% (b) (Cost $4,443,462)	4,443,462	$4,443,462

Total Investments at Value - 100.2% (Cost $45,621,412)		$72,160,719

Liabilities in Excess of Other Assets - (0.2%)		(134,675)

Net Assets - 100.0%		$72,026,044

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Value
Consumer Discretionary - 12.8%
Buffalo Wild Wings, Inc. (a)	2,035	$282,763
Cracker Barrel Old Country Store, Inc.	2,500	428,675
Dollar Tree, Inc. (a)	6,995	659,209
Gildan Activewear, Inc.	13,400	393,022
Hasbro, Inc.	7,000	587,930
Leggett & Platt, Inc.	7,000	357,770
Newell Brands, Inc.	10,462	508,139
Nordstrom, Inc.	3,900	148,395
O'Reilly Automotive, Inc. (a)	1,945	527,290
Panera Bread Company - Class A (a)	2,390	506,537
Ross Stores, Inc.	11,500	651,935
Service Corporation International	15,200	411,008
Tiffany & Company	3,475	210,724
Vail Resorts, Inc.	1,500	207,345
VF Corporation	4,700	289,003
		6,169,745
Consumer Staples - 5.9%
Church & Dwight Company, Inc.	6,500	668,785
Edgewell Personal Care Company (a)	4,000	337,640
Energizer Holdings, Inc.	2,500	128,725
Hormel Foods Corporation	16,000	585,600
J.M. Smucker Company (The)	4,500	685,845
Tyson Foods, Inc. - Class A	7,000	467,530
		2,874,125
Energy - 3.2%
Helmerich & Payne, Inc.	2,000	134,260
Oil States International, Inc. (a)	4,000	131,520
ONEOK, Inc.	11,000	521,950
Patterson-UTI Energy, Inc.	21,000	447,720
World Fuel Services Corporation	6,000	284,940
		1,520,390
Financials - 19.6%
Alexander & Baldwin, Inc.	4,000	144,560
Alleghany Corporation (a)	865	475,387
American Financial Group, Inc.	7,600	561,868
Arthur J. Gallagher & Company	9,250	440,300
Axis Capital Holdings Ltd.	5,000	275,000
Bank of Hawaii Corporation	6,000	412,800
Berkley (W.R.) Corporation	6,950	416,444
Brown & Brown, Inc.	9,500	355,965

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.2% (Continued)	Shares	Value
Financials - 19.6% (Continued)
CME Group, Inc.	5,735	$558,589
Cullen/Frost Bankers, Inc.	4,000	254,920
Eaton Vance Corporation	12,000	424,080
Everest Re Group Ltd.	2,750	502,342
Intercontinental Exchange, Inc.	2,200	563,112
Mid-America Apartment Communities, Inc.	15,000	1,596,000
Nasdaq, Inc.	11,000	711,370
Old Republic International Corporation	24,400	470,676
Realty Income Corporation	11,525	799,374
SEI Investments Company	10,500	505,155
		9,467,942
Health Care - 11.1%
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	357,550
Bio-Techne Corporation	4,500	507,465
Centene Corporation (a)	11,000	785,070
Charles River Laboratories International, Inc. (a)	4,500	370,980
Chemed Corporation	3,000	408,930
Ensign Group, Inc. (The)	16,000	336,160
Henry Schein, Inc. (a)	3,500	618,800
Illumina, Inc. (a)	2,000	280,760
Laboratory Corporation of America Holdings (a)	2,074	270,180
ResMed, Inc.	6,000	379,380
Teleflex, Inc.	4,500	797,895
Waters Corporation (a)	2,000	281,300
		5,394,470
Industrials - 11.8%
AMETEK, Inc.	1,350	62,410
C.H. Robinson Worldwide, Inc.	6,000	445,500
Deluxe Corporation	5,000	331,850
Donaldson Company, Inc.	13,000	446,680
Expeditors International of Washington, Inc.	8,000	392,320
Fastenal Company	11,650	517,143
Graco, Inc.	7,000	552,930
Jacobs Engineering Group, Inc. (a)	5,475	272,710
JetBlue Airways Corporation (a)	8,000	132,480
L-3 Communications Holdings, Inc.	3,000	440,070
Matson, Inc.	4,000	129,160
MSC Industrial Direct Company, Inc. - Class A	6,000	423,360
Pentair plc	2,900	169,041
Snap-on, Inc.	4,475	706,245
Stericycle, Inc. (a)	1,900	197,828

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.2% (Continued)	Shares	Value
Industrials - 11.8% (Continued)
Waste Connections, Inc.	7,000	$504,350
		5,724,077
Information Technology - 12.1%
ANSYS, Inc. (a)	3,500	317,625
Arrow Electronics, Inc. (a)	10,100	625,190
Broadridge Financial Solutions, Inc.	3,000	195,600
DST Systems, Inc.	5,100	593,793
Harris Corporation	6,000	500,640
Jack Henry & Associates, Inc.	10,500	916,335
Lam Research Corporation	8,500	714,510
Linear Technology Corporation	7,200	335,016
Microchip Technology, Inc.	6,000	304,560
National Instruments Corporation	12,000	328,800
NVIDIA Corporation	4,000	188,040
Tech Data Corporation (a)	3,500	251,475
Western Digital Corporation	1,194	56,405
Xilinx, Inc.	7,000	322,910
Zebra Technologies Corporation - Class A (a)	4,500	225,450
		5,876,349
Materials - 7.3%
Albemarle Corporation	9,000	713,790
Ashland, Inc.	3,000	344,310
Martin Marietta Materials, Inc.	2,500	480,000
Packaging Corporation of America	7,000	468,510
Scotts Miracle-Gro Company (The) - Class A	5,000	349,550
Sonoco Products Company	5,000	248,300
Steel Dynamics, Inc.	12,000	294,000
Valspar Corporation (The)	6,000	648,180
		3,546,640
Telecommunication Services - 0.3%
Telephone and Data Systems, Inc.	5,000	148,300

Utilities - 5.1%
AGL Resources, Inc.	9,400	620,118
AmeriGas Partners, L.P.	5,500	256,850
ONE Gas, Inc.	5,000	332,950
SCANA Corporation	8,530	645,380
Vectren Corporation	11,600	610,972
		2,466,270

Total Common Stocks (Cost $22,698,826)		$43,188,308

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 5.2%	Shares	Value
Guggenheim Mid-Cap Core ETF	26,000	$1,318,460
Vanguard Mid-Cap ETF	9,850	1,217,755
Total Exchange-Traded Funds (Cost $1,563,641)		$2,536,215

MONEY MARKET FUNDS - 6.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.26% (b) (Cost $3,196,094)	3,196,094	$3,196,094

Total Investments at Value - 101.0% (Cost $27,458,561)		$48,920,617

Liabilities in Excess of Other Assets - (1.0%)		(471,814)

Net Assets - 100.0%		$48,448,803

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.6%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
3.00%, due 08/15/2019	$530,000	$566,294
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	470,000	498,985
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/01/2017	250,000	254,956
3.75%, due 02/01/2018	200,000	209,550
Alabama State Public School & College Auth., Capital Improvements, Series D, Rev.,
2.00%, due 09/01/2018	565,000	580,944
Alabama State, Series A, GO,
5.00%, due 08/01/2023	400,000	503,244
Alabaster, AL, Water Rev.,
3.00%, due 09/01/2017	400,000	410,364
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2019	375,000	396,487
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	321,006
5.00%, due 04/01/2024	500,000	617,830
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	341,050
5.00%, due 06/01/2020	350,000	405,160
5.00%, due 06/01/2021	200,000	237,724
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	213,154
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	544,515
Baldwin Co., AL, Board of Education, Rev.,
5.00%, due 07/01/2018	590,000	616,037
Baldwin Co., AL, GO, Warrants,
4.00%, due 06/01/2019	200,000	218,330
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	328,362
Birmingham, AL, Waterworks Board, Water Rev.,
5.00%, due 01/01/2017	400,000	408,720
3.625%, due 07/01/2018	250,000	263,697

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.6% (Continued)	Par Value	Value
Calera, AL, GO, Warrants,
3.00%, due 12/01/2017	$410,000	$422,968
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	293,579
Cullman, AL, Board of Education, Special Tax School Warrants, Rev.,
2.00%, due 03/01/2023	325,000	334,532
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	500,000	532,125
Elmore Co., AL, GO, Warrants,
5.00%, due 10/01/2022	415,000	503,515
Florence, AL, Electric Rev., Warrants,
3.50%, due 06/01/2017	515,000	526,624
Florence, AL, GO, Warrants,
4.00%, due 08/01/2018	575,000	610,828
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	763,328
4.00%, due 11/01/2019	225,000	248,285
Homewood, AL, Board of Education, Special Tax School Warrants,
4.00%, due 04/01/2017	500,000	511,925
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	470,000	520,783
Huntsville, AL, Electric Systems, Rev.,
3.00%, due 12/01/2016	375,000	378,832
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	500,000	503,010
4.00%, due 09/01/2018	500,000	535,905
Huntsville, AL, Series A, GO, Warrants,
5.00%, due 05/01/2024	665,000	847,935
Huntsville, AL, Series C, GO, Warrants,
4.00%, due 05/01/2022	500,000	581,135
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	560,000	592,357
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	209,250

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.6% (Continued)	Par Value	Value
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	$220,000	$227,099
Madison Co., AL, GO, School Warrants,
5.00%, due 03/01/2025	500,000	633,640
Madison Co., AL, GO, Warrants,
4.00%, due 09/01/2021	465,000	529,310
Madison Co., AL, Series A, Water Rev., Warrants,
2.00%, due 07/01/2017	250,000	253,318
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	462,069
Mobile Co., AL, GO, Refunding,
5.00%, due 06/01/2023	520,000	644,306
Mobile, AL, Board of School Commissioners, GO, Warrants,
5.00%, due 03/01/2025	250,000	315,055
Montgomery, AL, GO, Warrants,
2.50%, due 04/01/2021	500,000	511,150
Montgomery, AL, Series A, GO, Warrants,
5.00%, due 02/01/2024	220,000	249,643
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	262,788
Morgan Co., AL, Board of Education, Rev., Capital Outlay Warrants,
4.00%, due 03/01/2019	250,000	269,683
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	323,970
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	433,474
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	279,312
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2018	215,000	223,327
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	200,000	210,120
5.00%, due 02/01/2019	240,000	265,138

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.6% (Continued)	Par Value	Value
Prattville, AL, GO, Warrants,
5.00%, due 11/01/2022	$400,000	$488,272
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	296,774
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	620,178
Sylacauga, AL, Utilities Board, Rev.,
3.00%, due 05/01/2021	310,000	336,598
Trussville, AL, GO,
5.00%, due 10/01/2019	400,000	455,352
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	500,000	553,695
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	340,024
5.00%, due 07/01/2017	245,000	255,836
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	515,000	540,529
4.00%, due 02/01/2021	500,000	562,990
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	248,760
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	327,248

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds - 97.6% (Cost $27,359,787)		$27,972,983

Other Assets in Excess of Liabilities - 2.4%		681,768

Net Assets - 100.0%		$28,654,751

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2016 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including exchange-traded funds and money market funds, are valued at their net asset value as reported by such companies.

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2016, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$64,467,409	$-	$-	$64,467,409
Exchange-Traded Funds	3,122,528	-	-	3,122,528
Exchange-Traded Notes	127,320	-	-	127,320
Money Market Funds	4,443,462	-	-	4,443,462
Total	$72,160,719	$-	$-	$72,160,719

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2016 (Continued)

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$43,188,308	$-	$-	$43,188,308
Exchange-Traded Funds	2,536,215	-	-	2,536,215
Money Market Funds	3,196,094	-	-	3,196,094
Total	$48,920,617	$-	$-	$48,920,617

The Alabama Tax Free Fund:	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$27,972,983	$-	$27,972,983

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks by sector type. As of June 30, 2016, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Security Transactions

Security transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2016:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Cost of portfolio investments	$45,621,412	$27,458,561	$27,359,787

Gross unrealized appreciation	$26,814,677	$21,633,324	$613,196
Gross unrealized depreciation	(275,370)	(171,268)	-
Net unrealized appreciation	$26,539,307	$21,462,056	$613,196

4. Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

COMMON STOCKS - 88.4%	Shares	Value
Consumer Discretionary - 15.4%
Amazon.com, Inc. (a)	800	$572,496
Comcast Corporation - Class A	12,100	788,799
Dollar Tree, Inc. (a)	6,300	593,712
Home Depot, Inc. (The)	5,800	740,602
Lennar Corporation - Class A	15,250	703,025
Priceline Group, Inc. (The) (a)	550	686,625
Royal Caribbean Cruises Ltd.	7,000	470,050
TJX Companies, Inc. (The)	4,700	362,981
Walt Disney Company (The)	7,600	743,432
		5,661,722
Consumer Staples - 5.9%
CVS Health Corporation	11,100	1,062,714
PepsiCo, Inc.	6,500	688,610
Procter & Gamble Company (The)	5,000	423,350
		2,174,674
Energy - 6.3%
Chevron Corporation	9,000	943,470
Exxon Mobil Corporation	6,500	609,310
Hess Corporation	12,700	763,270
		2,316,050
Financials - 12.6%
Ameriprise Financial, Inc.	6,500	584,025
Chubb Ltd.	3,500	457,485
Discover Financial Services	16,000	857,440
Invesco Ltd.	16,000	408,640
JPMorgan Chase & Company	14,000	869,960
Morgan Stanley	17,000	441,660
PNC Financial Services Group, Inc. (The)	8,000	651,120
Wells Fargo & Company	8,000	378,640
		4,648,970
Health Care - 16.1%
Abbott Laboratories	10,000	393,100
Aetna, Inc.	6,800	830,484
Allergan plc (a)	2,900	670,161
AmerisourceBergen Corporation	4,000	317,280
Amgen, Inc.	5,000	760,750
McKesson Corporation	3,800	709,270
Merck & Company, Inc.	13,000	748,930
Thermo Fisher Scientific, Inc.	5,400	797,904

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.4% (Continued)	Shares	Value
Health Care - 16.1% (Continued)
UnitedHealth Group, Inc.	5,000	$706,000
		5,933,879
Industrials - 10.2%
Delta Air Lines, Inc.	13,000	473,590
Eaton Corporation plc	9,500	567,435
General Electric Company	25,000	787,000
Nielsen Holdings plc	15,500	805,535
Norfolk Southern Corporation	5,000	425,650
United Technologies Corporation	6,800	697,340
		3,756,550
Information Technology - 17.7%
Alphabet, Inc. - Class A (a)	975	685,942
Alphabet, Inc. - Class C (a)	1,000	692,100
Apple, Inc.	11,500	1,099,400
Cisco Systems, Inc.	28,000	803,320
EMC Corporation	29,500	801,515
Microsoft Corporation	11,500	588,455
Oracle Corporation	18,000	736,740
QUALCOMM, Inc.	8,300	444,631
TE Connectivity Ltd.	11,500	656,765
		6,508,868
Materials - 1.6%
Eastman Chemical Company	9,000	611,100

Telecommunication Services - 2.6%
AT&T, Inc.	22,000	950,620

Total Common Stocks (Cost $22,091,353)		$32,562,433

EXCHANGE-TRADED FUNDS - 2.6%	Shares	Value
Consumer Staples Select Sector SPDR® Fund (The) (Cost $832,013)	17,200	$948,580

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.3%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.25% (b) (Cost $3,419,375)	3,419,375	$3,419,375

Total Investments at Value - 100.3% (Cost $26,342,741)		$36,930,388

Liabilities in Excess of Other Assets - (0.3%)		(96,299)

Net Assets - 100.0%		$36,834,089

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.4%	Par Value	Value
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	$520,000	$520,057
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	300,000	306,879
5.00%, due 01/01/2024	250,000	302,815
5.00%, due 01/01/2025	460,000	583,929
City of Winchester, Virginia, GO,
5.00%, due 09/01/2027	125,000	159,880
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022
prerefunded 05/15/2019 @ 100	750,000	840,952
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030,
prerefunded 07/15/2021 @ 100	250,000	293,952
Fairfax Co., Virginia, Water, Revenue,
5.00%, due 04/01/2027	500,000	604,530
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017,
prerefunded 07/01/2016 @ 100	500,000	500,065
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022,
prerefunded 04/01/2018 @ 100	400,000	430,676
5.00%, due 07/01/2026	500,000	636,270
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027,
prerefunded 01/01/2021 @ 100	400,000	473,572
Hampton, Virginia, GO,
5.00%, due 04/01/2025	500,000	611,535
Harrisonburg, Virginia, GO,
5.00%, due 07/15/2022	350,000	428,820
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020
prerefunded 05/01/2019 @ 100	350,000	391,909
5.00%, due 05/01/2022
prerefunded 05/01/2019 @ 100	430,000	481,488
James City, Virginia, Water & Sewer, Revenue,
5.00%, due 01/15/2026	250,000	327,438

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.4% (Continued)	Par Value	Value
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	$500,000	$504,780
Louisa, Virginia, Industrial Dev. Authority, Poll Control Revenue,
2.15%, due 11/01/2035	200,000	207,502
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	706,594
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	283,408
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019,
prerefunded 02/01/2017 @ 100	500,000	512,820
Newport News, Virginia, GO,
5.00%, due 07/15/2025	350,000	457,114
Northern Virginia Transportation Authority, Special Tax, Revenue,
5.00%, due 06/01/2026	400,000	504,060
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	225,352
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	580,565
Rappahannock, Virginia, Regional Jail Authority, Revenue,
5.00%, due 10/01/2024	300,000	382,281
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	500,292
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	355,638
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2023	400,000	495,540
Stafford Co., Virginia, Public Improvement, GO,
5.00%, due 08/01/2026	375,000	489,866
Suffolk, Virginia, Public Improvement, GO,
5.00%, due 02/01/2022	400,000	486,284
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	267,458

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.4% (Continued)	Par Value	Value
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	$250,000	$271,653
5.00%, due 07/01/2027	350,000	453,663
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	280,907
5.00%, due 03/01/2023	300,000	374,787
4.00%, due 04/01/2027	205,000	234,268
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	582,580
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 03/01/2019	250,000	278,120
4.00%, due 09/01/2026	500,000	581,280
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Revenue,
5.00%, due 03/15/2023	500,000	604,575
5.00%, due 03/15/2025	500,000	616,300
Virginia Small Business Financing Authority, Healthcare Facilities, Revenue,
5.00%, due 11/01/2017	250,000	264,430
Virginia State Housing Dev. Authority, Revenue,
3.05%, due 07/01/2021	200,000	215,992
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	616,585
5.00%, due 07/15/2026	300,000	378,930
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020,
prerefunded 08/01/2016 @ 100	585,000	587,287
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	544,845
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021,
prerefunded 10/01/2019 @ 100	500,000	567,890

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.4% (Continued)	Par Value	Value
Virginia State Resources Authority, Infrastructure, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/01/2018 @ 100	$280,000	$308,327
5.00%, due 11/01/2024
prerefunded 11/01/2018 @ 100	35,000	38,541
5.00%, due 11/01/2024	185,000	203,058
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	150,000	185,360
Virginia State, Series B, GO,
5.00%, due 06/01/2017	250,000	260,215
Washington Co., Virginia, Revenue,
4.00%, due 12/01/2025	350,000	420,350
Western Virginia Regional Jail Authority, Revenue,
5.00%, due 12/01/2023	250,000	312,360

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $22,753,024)		$24,036,624

WASHINGTON, D.C. REVENUE BONDS - 2.1%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $503,110)	$500,000	$545,020

EXCHANGE-TRADED FUNDS - 0.5%	Shares	Value
SPDR® Nuveen Barclays Short Term Municipal Bond ETF (Cost $120,500)	2,500	$122,700

MONEY MARKET FUNDS - 1.8%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.25% (a) (Cost $453,116)	453,116	$453,116

Total Investments at Value - 98.8% (Cost $23,829,750)		$25,157,460

Other Assets in Excess of Liabilities - 1.2%		308,288

Net Assets - 100.0%		$25,465,748

(a)	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2016 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange, including common stocks, are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies.

Fixed income securities, including municipal bonds, are typically valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2016, by security type:

The Jamestown Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$32,562,433	$-	$-	$32,562,433
Exchange-Traded Funds	948,580	-	-	948,580
Money Market Funds	3,419,375	-	-	3,419,375
Total	$36,930,388	$-	$-	$36,930,388

The Jamestown Tax Exempt Virginia Fund:	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$24,581,644	$-	$24,581,644
Exchange-Traded Funds	122,700	-	-	122,700
Money Market Funds	453,116	-	-	453,116
Total	$575,816	$24,581,644	$-	$25,157,460

Refer to The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks by sector type.  As of June 30, 2016, the Funds did not have any transfers into and out of any Level.  There were no Level 3 securities or derivative instruments held by the Funds as of June 30, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2016:

	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$26,432,627	$23,829,750

Gross unrealized appreciation	$11,045,873	$1,327,710
Gross unrealized depreciation	(548,112)	-

Net unrealized appreciation	$10,497,761	$1,327,710

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.  Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia.  The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	August 29, 2016

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	August 29, 2016

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Equity Fund)

Date	August 29, 2016

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	August 29, 2016

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund)

Date	August 29, 2016

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	August 29, 2016

*	Print the name and title of each signing officer under his or her signature.